Average Annual Total Returns - LVIP Delaware Bond Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 5 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	9.87%	4.99%	4.29%	9.48%	4.62%	3.92%	7.51%	4.44%	3.84%